Trade And Other Current And Non-Current Payables	12 Months Ended
Dec. 31, 2019
Trade And Other Payables [Abstract]
Trade And Other Current And Non-Current Payables

23.TRADE AND OTHER CURRENT AND NON-CURRENT PAYABLES

The detail of Trade and Other Current Payables as of December 31, 2019 and 2018 is as follows:

	Current		Non-Current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Trade and Other Payables	ThUS$	ThUS$	ThUS$	ThUS$
Trade current payables
Energy suppliers	1,133,816	1,069,698	156,230	194,586
Fuel and gas suppliers	26,936	19,296	—	—
Payables for goods and services	960,395	908,269	4,410	12,094
Payables for assets acquisitions	17,051	109,457	10,868	15,066
Subtotal Trade Payables	2,138,198	2,106,720	171,508	221,746

Other payables
Dividends payable to non-controlling interests	255,632	218,424	—	—
Payables to CAMMESA (1) (3)	131,866	304,259	51,430	183,843
Penalties and complaints (2) (3)	31,325	164,123	93,464	—
Research and development	124,753	110,996	102,762	99,334
Taxes payables other than income tax	196,309	220,722	1,441	2,165
Accounts payables to employees	158,143	196,351	997	103
PIS/COFINS on VAT (payable to consumers) (4)	169,405	—	1,420,320
Regulatory Liabilities Brazilian Subsidiaries (5)	432,625	568,085	218,182	401,029
Agreement Enel Distribución Sao Paulo with Eletrobras (6)	85,219	—	253,108
Other payables	196,570	226,567	22,785	24,836
Subtotal other current payables	1,781,847	2,009,527	2,164,489	711,310

Total	3,920,045	4,116,247	2,335,997	933,056

See Note 21.4 for the description of the liquidity risk management policy.

(1)

As of December 31, 2019, the balance includes ThUS$115,067 from our subsidiary Edesur related to the payables for energy purchases from CAMMESA (ThUS$257,715 as of December 31, 2018). In addition, it included a total amount of ThUS$68,229 (ThUS$230,387 as of December 31, 2018) related to the agreements signed with CAMMESA for (i) financing the functional operational needs of the power generating plant of our subsidiary Enel Generación Costanera, (ii) financing the maintenance needs of the turbosteam generators in our subsidiary Dock Sud, and (iii) financing the Extraordinary Investment Plan our subsidiary Edesur.

(2)

Corresponds mainly to penalties and complaints that our Argentine subsidiary Edesur S.A. has received during the current and prior years from the regulatory agency due to business service quality, technical product quality, and public safety. These penalties have not been paid, as some were suspended under the Agreement Act signed in 2007 with the Argentine government, the amount of these penalties and complaints is updated in line with the adjustments to the value added from distribution as part of tariff reviews. As of December 31, 2019 as a result of application of ENRE Resolution No. 1/2016, the financial update of those penalties and complaints resulted in an  expense of ThUS$78,308 (ThUS$48,555 as of December 31, 2018).

(3)

On June 14, 2019, the Extraordinary Shareholders’ Meeting of Edesur ratified the agreement reached with the Government Secretariat of Energy (acting on behalf of the Argentine National State) in relation to the Regularization of Obligations. This agreement ended the outstanding reciprocal claims that arose in the 2006-2016 transition period. In this agreement, Edesur agreed to pay off remaining debts that arose in the above-mentioned transition period and committed to make investments in addition to those established in the Comprehensive Tariff Review for a total amount of ThUS$74,638 (approximately ARS 4,280 million). These expenses will be made over a maximum period of 5 years, and they are designed to contribute to the improvement, reliability and security of the service.

In turn, the Argentine National State agreed to assume Edesur’s obligations arising from debts related to loan agreements, energy purchases and corporate debts generated in the years 2017 and 2018, and it also committed to forgive sanctions payable to the Public Administration.  The total amount committed under these items is ThUS$203,433 (approximately ARS 12,183 million), a reduction in liabilities that was accounted for as Other operating income (see Note 27).

(4)	See Note 10, discussing the recoverable PIS/COFINS Taxes.
(5)	See Note 11(i).
(6)

This corresponds to an agreement between Enel Distribución Sao Paulo and Eletrobrás ending a lawsuit between both parties dating from 1986. These amounts were duly provisioned (see Notes 24 and 34.3.b.32).

The detail of trade payables, both up to date and past due as of December 31, 2019 and 2018 are presented in Appendix 3.